Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares			Value
	COMMON STOCKS - 102.7%
	Aerospace/Defense - 1.3%
3,777	Boeing Co. (a)		$800,762
1,837	General Dynamics Corp.		300,294
1,369	L3Harris Technologies, Inc. (a)		249,035
1,814	Lockheed Martin Corp.		599,073
1,049	Northrop Grumman Corp.		305,951
265	Teledyne Technologies, Inc. (a)		98,315
350	TransDigm Group, Inc. (a)		201,835
			2,555,265
	Agriculture - 0.8%
11,830	Altria Group, Inc.		515,788
3,546	Archer Daniels Midland Co. (e)		200,633
9,895	Philip Morris International, Inc.		831,378
			1,547,799
	Airlines - 0.3%
4,131	Delta Air Lines, Inc. (a)		198,040
3,729	Southwest Airlines Co. (a)		216,767
2,186	United Airlines Holdings, Inc. (a)		115,158
			529,965
	Apparel - 0.8%
9,883	Nike, Inc., Class B		1,332,031
2,482	VF Corp.		196,400
			1,528,431
	Auto Manufacturers - 0.6%
922	Cummins, Inc.		233,450
25,051	Ford Motor Co. (a)		293,097
9,155	General Motors Co. (a)		469,926
2,191	PACCAR, Inc.		199,359
			1,195,832
	Auto Parts & Equipment - 0.1%
1,706	Aptiv PLC (a)(e)		255,627

	Banks - 5.3%
54,004	Bank of America Corp.		1,874,479
5,543	Bank of New York Mellon Corp.		233,693
13,136	Citigroup, Inc.		865,400
2,889	Citizens Financial Group, Inc.		125,498
4,522	Fifth Third Bancorp		156,868
1,057	First Republic Bank (e)		174,141
2,241	Goldman Sachs Group, Inc.		715,955
19,402	JPMorgan Chase & Co.		2,855,392
6,445	KeyCorp		129,802
815	M&T Bank Corp.		123,016
11,231	Morgan Stanley		863,327
1,298	Northern Trust Corp.		123,479
2,640	PNC Financial Services Group, Inc.		444,470
6,463	Regions Financial Corp.		133,332
2,252	State Street Corp.		163,878
322	SVB Financial Group (a)		162,726
8,438	Truist Financial Corp.		480,628
25,631	Wells Fargo & Co.		927,073
			10,553,157
	Beverages - 1.6%
3,024	Brown-Forman Corp., Class B		216,458
27,594	Coca-Cola Co.		1,351,830
1,190	Constellation Brands, Inc., Class A		254,827
3,307	Monster Beverage Corp. (a)		290,156
8,715	PepsiCo, Inc.		1,125,891
			3,239,162
	Biotechnology - 1.6%
1,397	Alexion Pharmaceuticals, Inc. (a)		213,392
3,691	Amgen, Inc.		830,180
957	Biogen, Inc. (a)		261,146
186	Bio-Rad Laboratories, Inc., Class A (a)		108,717
4,756	Corteva, Inc.		214,733
8,120	Gilead Sciences, Inc.		498,568
890	Illumina, Inc. (a)		391,075
1,354	Incyte Corp. (a)		106,506
670	Regeneron Pharmaceuticals, Inc. (a)		301,882
1,615	Vertex Pharmaceuticals, Inc. (a)		343,268
			3,269,467
	Building Materials - 0.4%
5,256	Carrier Global Corp.		192,002
4,521	Johnson Controls International PLC		252,226
386	Martin Marietta Materials, Inc. (e)		130,032
1,809	Masco Corp.		96,275
810	Vulcan Materials Co.		135,262
			805,797
	Chemicals - 1.5%
1,411	Air Products & Chemicals, Inc.		360,680
722	Albemarle Corp.		113,506
768	Celanese Corp.		106,683
4,647	Dow, Inc.		275,614
1,838	DuPont de Nemours, Inc.		129,248
980	Eastman Chemical Co.		107,075
873	FMC Corp.		88,775
1,844	International Flavors & Fragrances, Inc.		249,881
3,278	Linde PLC		800,717
2,081	LyondellBasell Industries NV, Class A		214,530
1,493	PPG Industries, Inc.		201,286
577	Sherwin-Williams Co.		392,556
			3,040,551
	Commercial Services - 2.5%
2,659	Automatic Data Processing, Inc.		462,719
659	Cintas Corp.		213,740
1,820	Ecolab, Inc.		381,035
756	Equifax, Inc.		122,381
1,918	Global Payments, Inc.		379,745
2,579	IHS Markit, Ltd.		232,523
236	MarketAxess Holdings, Inc.		131,202
1,170	Moody's Corp.		321,621
7,040	PayPal Holdings, Inc. (a)		1,829,344
2,895	Rollins, Inc.		96,027
1,553	S&P Global, Inc.		511,496
483	United Rentals, Inc. (a)(e)		143,635
1,002	Verisk Analytics, Inc.		164,178
			4,989,646
	Computers - 7.4%
3,811	Accenture PLC, Class A		956,180
104,041	Apple, Inc.		12,616,012
3,295	Cognizant Technology Solutions Corp., Class A		242,117
7,895	HP, Inc.		228,718
5,635	International Business Machines Corp.		670,170
			14,713,197
	Cosmetics/Personal Care - 1.5%
5,389	Colgate-Palmolive Co.		405,253
2,167	Estee Lauder Cos., Inc., Class A		619,459
15,506	Procter & Gamble Co.		1,915,456
			2,940,168
	Distribution/Wholesale - 0.2%
1,458	Copart, Inc. (a)(e)		159,156
3,644	Fastenal Co.		168,972
338	WW Grainger, Inc.		125,976
			454,104
	Diversified Financial Services - 4.8%
5,080	American Express Co. (e)		687,121
761	Ameriprise Financial, Inc.		168,364
961	BlackRock, Inc.		667,414
2,859	Capital One Financial Corp.		343,623
11,745	Charles Schwab Corp.		724,901
2,201	CME Group, Inc.		439,540
1,847	Discover Financial Services		173,747
3,435	Intercontinental Exchange, Inc.		378,915
6,269	MasterCard, Inc., Class A		2,218,286
1,028	Nasdaq, Inc.		142,162
3,592	Synchrony Financial		138,939
1,438	T. Rowe Price Group, Inc.		233,157
15,187	Visa, Inc., Class A (e)		3,225,567
			9,541,736
	Electric - 2.3%
4,534	AES Corp.		120,423
1,545	Ameren Corp.		108,567
3,114	American Electric Power Co., Inc.		233,083
1,811	CMS Energy Corp.		97,993
2,226	Consolidated Edison, Inc.		146,137
5,105	Dominion Energy, Inc.		348,774
1,255	DTE Energy Co.		147,739
4,714	Duke Energy Corp.		403,471
2,382	Edison International		128,604
1,296	Entergy Corp.		112,506
2,193	Eversource Energy		174,300
5,957	Exelon Corp.		229,940
3,384	FirstEnergy Corp.		112,146
12,252	NextEra Energy, Inc.		900,277
4,965	PPL Corp.		130,033
3,182	Public Service Enterprise Group, Inc.		171,287
1,797	Sempra Energy		208,416
6,629	Southern Co.		375,997
2,014	WEC Energy Group, Inc.		162,409
3,265	Xcel Energy, Inc.		191,296
			4,503,398
	Electrical Components & Equipment - 0.2%
1,458	AMETEK, Inc.		172,000
3,857	Emerson Electric Co.		331,317
			503,317
	Electronics - 1.3%
1,931	Agilent Technologies, Inc.		235,717
1,902	Amphenol Corp., Class A		239,043
2,126	Fortive Corp.		139,933
1,213	Garmin, Ltd.		150,436
4,543	Honeywell International, Inc.		919,276
1,151	Keysight Technologies, Inc. (a)		162,890
155	Mettler-Toledo International, Inc. (a)		172,988
673	Roper Technologies, Inc.		254,138
2,153	TE Connectivity, Ltd.		279,955
			2,554,376
	Engineering & Construction - 0.1%
938	Jacobs Engineering Group, Inc.		107,945

	Environmental Control - 0.2%
1,995	Republic Services, Inc.		177,735
2,627	Waste Management, Inc.		291,308
			469,043
	Food - 1.0%
3,868	General Mills, Inc.		212,779
1,306	Hershey Co.		190,219
3,365	Hormel Foods Corp. (e)		156,035
7,636	Kraft Heinz Co. (e)		277,798
5,036	Kroger Co.		162,210
1,694	McCormick & Co., Inc.		142,770
8,978	Mondelez International, Inc., Class A		477,270
3,284	Sysco Corp.		261,505
2,465	Tyson Foods, Inc., Class A		166,806
			2,047,392
	Forest Products & Paper - 0.1%
2,467	International Paper Co.		122,487

	Hand/Machine Tools - 0.1%
968	Stanley Black & Decker, Inc.		169,245

	Healthcare Products - 3.9%
11,201	Abbott Laboratories		1,341,656
487	Align Technology, Inc. (a)		276,183
3,179	Baxter International, Inc. (e)		246,977
8,586	Boston Scientific Corp. (a)		332,965
4,476	Danaher Corp.		983,243
3,892	Edwards Lifesciences Corp. (a)		323,425
1,623	Hologic, Inc. (a)		117,002
526	IDEXX Laboratories, Inc. (a)		273,609
739	Intuitive Surgical, Inc. (a)		544,495
8,353	Medtronic PLC		977,050
897	ResMed, Inc. (e)		172,924
2,342	Stryker Corp.		568,380
284	Teleflex, Inc.		113,066
2,552	Thermo Fisher Scientific, Inc.		1,148,604
459	West Pharmaceutical Services, Inc.		128,818
1,250	Zimmer Biomet Holdings, Inc.		203,825
			7,752,222
	Healthcare Services - 1.9%
1,586	Anthem, Inc.		480,859
3,628	Centene Corp. (a)		212,383
2,098	HCA Healthcare, Inc.		360,919
831	Humana, Inc.		315,489
1,148	IQVIA Holdings, Inc. (a)		221,323
634	Laboratory Corp. of America Holdings (a)		152,103
6,039	UnitedHealth Group, Inc.		2,006,277
			3,749,353
	Home Builders - 0.2%
2,242	DR Horton, Inc.		172,342
1,809	Lennar Corp., Class A		150,093
20	NVR, Inc. (a)		90,017
			412,452
	Household Products/Wares - 0.2%
790	Clorox Co. (e)		143,029
2,181	Kimberly-Clark Corp.		279,888
			422,917
	Insurance - 3.5%
4,467	Aflac, Inc.		213,925
1,900	Allstate Corp.		202,540
5,514	American International Group, Inc.		242,340
1,427	Aon PLC, Class A (e)		324,942
1,168	Arthur J Gallagher & Co.		139,926
14,931	Berkshire Hathaway, Inc., Class B (a)		3,591,055
2,871	Chubb Ltd.		466,767
2,211	Hartford Financial Services Group, Inc.		112,076
3,166	Marsh & McLennan Cos., Inc.		364,787
5,729	MetLife, Inc.		329,990
2,066	Principal Financial Group, Inc.		116,894
3,671	Progressive Corp.		315,522
2,535	Prudential Financial, Inc.		219,835
1,555	Travelers Cos., Inc.		226,253
804	Willis Towers Watson PLC		177,395
			7,044,247
	Internet - 13.2%
4,416	Alphabet, Inc., Class A (a)		8,928,754
3,159	Amazon.com, Inc. (a)		9,770,566
258	Booking Holdings, Inc. (a)(e)		600,756
4,182	eBay, Inc.		235,948
896	Expedia Group, Inc. (a)		144,256
18,331	Facebook, Inc., Class A (a)		4,722,432
2,734	Netflix, Inc. (a)		1,473,216
4,928	Twitter, Inc. (a)(e)		379,752
704	VeriSign, Inc. (a)		136,597
			26,392,277
	Iron/Steel - 0.1%
1,983	Nucor Corp.		118,623

	Leisure Time - 0.1%
6,809	Carnival Corp. (a)(e)		182,141
1,449	Royal Caribbean Cruises Ltd.(a)(e)		135,148
			317,289
	Lodging - 0.5%
1,743	Hilton Worldwide Holdings, Inc. (a)		215,574
4,865	Las Vegas Sands Corp. (a)(e)		304,549
2,042	Marriott International, Inc., Class A (a)		302,359
3,199	MGM Resorts International		120,890
			943,372
	Machinery - Construction & Mining - 0.4%
3,490	Caterpillar, Inc.		753,421

	Machinery - Diversified - 0.8%
1,922	Deere & Co.		671,009
898	Dover Corp.		110,687
506	IDEX Corp.		98,756
2,583	Ingersoll Rand, Inc. (a)		119,696
2,652	Otis Worldwide Corp.		168,959
743	Rockwell Automation, Inc.		180,757
1,367	Wabtec Corp. (e)		99,012
1,144	Xylem, Inc.		113,897
			1,562,773
	Manufacturing - 2.3%
9,829	Raytheon Technologies Corp.		707,590
5,779	Tesla, Inc. (a)		3,903,714
			4,611,304
	Media - 2.3%
1,458	Charter Communications, Inc., Class A (a)(e)		894,366
28,923	Comcast Corp., Class A		1,524,821
11,333	Walt Disney Co. (a)		2,142,390
			4,561,577
	Mining - 0.3%
9,038	Freeport-McMoRan, Inc. (a)		306,478
4,881	Newmont Goldcorp Corp.		265,429
			571,907
	Miscellaneous Manufacturing - 1.3%
3,632	3M Co.		635,818
2,543	Eaton Corp PLC		331,073
55,661	General Electric Co.		697,989
1,994	Illinois Tool Works, Inc.		403,147
823	Parker-Hannifin Corp.		236,168
1,487	Trane Technologies PLC		227,868
			2,532,063
	Oil & Gas - 2.2%
12,594	Chevron Corp.		1,259,400
6,970	ConocoPhillips		362,509
3,792	EOG Resources, Inc.		244,811
26,387	Exxon Mobil Corp.		1,434,661
1,892	Hess Corp. (e)		123,983
4,235	Marathon Petroleum Corp.		231,316
6,098	Occidental Petroleum Corp. (e)		162,268
2,799	Phillips 66		232,457
1,061	Pioneer Natural Resources Co. (e)		157,633
2,653	Valero Energy Corp.		204,228
			4,413,266
	Oil & Gas Services - 0.2%
6,701	Baker Hughes & GE Co., Class A		164,040
5,449	Halliburton Co.		118,952
8,756	Schlumberger, Ltd.		244,380
			527,372
	Packaging & Containers - 0.1%
9,841	Amcor PLC		107,661
2,055	Ball Corp.		175,476
			283,137
	Pharmaceuticals - 5.5%
11,461	AbbVie, Inc.		1,234,808
1,305	AmerisourceBergen Corp.		132,092
1,808	Becton Dickinson & Co.		435,999
13,726	Bristol-Myers Squibb Co.		841,815
2,374	Cigna Corp.		498,303
8,502	CVS Health Corp.		579,241
595	DexCom, Inc. (a)(e)		236,679
5,680	Eli Lilly & Co.		1,163,775
16,565	Johnson & Johnson		2,624,890
1,038	McKesson Corp.		175,962
16,451	Merck & Co., Inc.		1,194,672
37,260	Pfizer, Inc.		1,247,837
7,595	Viatris, Inc. (a)		112,786
2,990	Zoetis, Inc., Class A		464,168
			10,943,027
	Pipelines - 0.2%
14,398	Kinder Morgan, Inc.		211,651
2,816	ONEOK, Inc.		124,721
7,604	Williams Cos., Inc.		173,675
			510,047
	Real Estate - 0.1%
2,205	CBRE Group, Inc., Class A (a)		167,073

	Real Estate Investment Trusts - 2.2%
845	Alexandria Real Estate Equities, Inc.		134,938
2,793	American Tower Corp.		603,651
879	AvalonBay Communities, Inc. (e)		154,484
1,006	Boston Properties, Inc.		99,725
2,796	Crown Castle International Corp.		435,477
1,778	Digital Realty Trust, Inc.		239,550
2,495	Duke Realty Corp.		97,929
555	Equinix, Inc.		359,829
2,326	Equity Residential		152,144
416	Essex Property Trust, Inc.		105,993
882	Extra Space Storage, Inc.		110,867
3,302	Healthpeak Properties, Inc.		96,055
800	Mid-America Apartment Communities, Inc.		107,784
4,580	Prologis, Inc.		453,741
1,077	Public Storage		251,953
2,228	Realty Income Corp.		134,259
695	SBA Communications Corp.		177,315
2,066	Simon Property Group, Inc.		233,293
2,250	Ventas, Inc.		119,025
2,603	Welltower, Inc.		176,744
4,504	Weyerhaeuser Co.		152,550
			4,397,306
	Retail - 5.5%
145	AutoZone, Inc. (a)		168,188
1,630	Best Buy Co., Inc.		163,570
1,012	CarMax, Inc. (a)		120,944
165	Chipotle Mexican Grill, Inc. (a)		237,930
2,843	Costco Wholesale Corp.		941,033
1,514	Dollar General Corp.		286,131
1,413	Dollar Tree, Inc. (a)		138,757
254	Domino's Pizza, Inc. (e)		88,014
6,629	Home Depot, Inc.		1,712,536
4,601	Lowe's Cos., Inc.		735,010
4,673	McDonald's Corp.		963,292
459	O'Reilly Automotive, Inc. (a)		205,324
2,156	Ross Stores, Inc. (a)		251,476
7,462	Starbucks Corp.		806,120
3,188	Target Corp.		584,807
7,476	TJX Cos., Inc.		493,341
712	Tractor Supply Co.		113,180
370	Ulta Beauty, Inc. (a)		119,262
5,617	Walgreens Boots Alliance, Inc.		269,223
17,851	Walmart, Inc.		2,319,202
1,846	Yum! Brands, Inc.		191,116
			10,908,456
	Retail Trade - 0.1%
739	Etsy, Inc. (a)		162,780

	Semiconductors - 5.3%
7,411	Advanced Micro Devices, Inc. (a)		626,304
2,334	Analog Devices, Inc.		363,684
5,897	Applied Materials, Inc.		696,967
2,477	Broadcom, Inc.		1,163,868
26,339	Intel Corp.		1,600,884
986	KLA Corp.		306,873
939	Lam Research Corp.		532,591
1,680	Microchip Technology, Inc.		256,418
7,004	Micron Technology, Inc. (a)		641,076
3,940	NVIDIA Corp.		2,161,405
6,947	QUALCOMM, Inc.		946,112
5,793	Texas Instruments, Inc.		997,960
1,516	Xilinx, Inc. (a)		197,535
			10,491,677
	Software - 9.8%
4,733	Activision Blizzard, Inc.		452,522
2,993	Adobe, Inc. (a)		1,375,792
540	ANSYS, Inc. (a)		184,135
1,356	Autodesk, Inc. (a)		374,256
1,703	Cadence Design Systems, Inc. (a)		240,276
1,875	Cerner Corp.		129,638
1,801	Electronic Arts, Inc.		241,280
3,966	Fidelity National Information Services, Inc.		547,308
4,274	Fiserv, Inc. (a)(e)		493,091
1,617	Intuit, Inc.		630,856
47,650	Microsoft Corp.		11,072,907
511	MSCI, Inc.		211,820
17,837	Oracle Corp.		1,150,665
2,198	Paychex, Inc.		200,172
361	Paycom Software, Inc. (a)		135,101
5,722	Salesforce.com, Inc. (a)		1,238,813
1,192	ServiceNow, Inc. (a)		635,884
941	Synopsys, Inc. (a)		230,743
			19,545,259
	Telecommunications - 2.6%
47,190	AT&T, Inc.		1,316,129
26,355	Cisco Systems, Inc.		1,182,549
4,949	Corning, Inc. (e)		189,250
1,058	Motorola Solutions, Inc.		185,658
7,867	T-Mobile US, Inc. (a)		943,804
26,404	Verizon Communications, Inc.		1,460,141
			5,277,531
	Transportation - 1.8%
4,858	CSX Corp.		444,750
1,060	Expeditors International of Washington, Inc.		97,350
1,736	FedEx Corp.		441,812
719	JB Hunt Transport Services, Inc.		105,599
592	Kansas City Southern		125,705
1,626	Norfolk Southern Corp.		409,850
754	Old Dominion Freight Line, Inc.		161,937
4,269	Union Pacific Corp.		879,243
5,389	United Parcel Service, Inc., Class B		850,546
			3,516,792
	Water - 0.1%
1,130	American Water Works Co., Inc. (e)		160,324

	TOTAL COMMON STOCKS (Cost - $166,457,575)		204,686,951

	WARRANTS - 0.0% (b)
	Mining, Quarrying, and Oil and Gas Extraction - 0.0%
758	Occidental Petroleum Corp.		9,096
	TOTAL WARRANTS (Cost - $24)		9,096

Contracts		Notional Amount
	PURCHASED OPTIONS - 3.0% (a)(c)
	PURCHASED CALL OPTIONS - 0.2%
	Consumer Discretionary Select Sector SPDR Fund
350	Expiration: March 2021, Exercise Price: $180	5,640,250	8,400
	Energy Select Sector SPDR Fund
3,000	Expiration: March 2021, Exercise Price: $52	14,445,000	195,000
	Financial Select Sector SPDR Fund
1,500	Expiration: March 2021, Exercise Price: $33	4,846,500	73,500
	Industrial Select Sector SPDR Fund
500	Expiration: March 2021, Exercise Price: $95	4,530,500	47,500
	Materials Select Sector SPDR Fund
250	Expiration: March 2021, Exercise Price: $81	1,838,750	2,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $727,485)		326,900
	PURCHASED PUT OPTIONS - 2.8%
	S&P 500 Index
115	Expiration: March 2021, Exercise Price: $3,600	43,828,225	412,850
215	Expiration: April 2021, Exercise Price: $3,720	81,939,725	2,086,575
195	Expiration: May 2021, Exercise Price: $3,800	74,317,425	3,199,950
	TOTAL PURCHASED PUT OPTIONS (Cost - $6,689,060)		5,699,375
	TOTAL PURCHASED OPTIONS (Cost - $7,416,545)		6,026,275

	SHORT TERM INVESTMENTS - 0.0% (b)
	Money Market Funds - 0.0%
384	First American Treasury Obligations Fund, .03% Class X (d)		384
	TOTAL SHORT TERM INVESTMENTS (Cost - $384)		384

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
6,708,253	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (d)		6,708,253
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $6,708,253)		6,708,253

	TOTAL INVESTMENTS - 109.1% (Cost - $180,582,781)		217,430,959
	Liabilities in Excess of Other Assets - (9.1)%		(18,211,427)
	NET ASSETS - 100.0%		$199,219,532

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (1.9)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.0)%
165	April 21 Calls on SPX
	Expiration: April 2021, Exercise Price $39.80	62,883,975	$560,175
215	March 21 Calls on SPX
	Expiration: March 2021, Exercise Price $38.60	81,939,725	1,100,800
195	May 21 Calls on SPX
	Expiration: May 2021, Exercise Price $41.80	74,317,425	344,175
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $2,841,996)		2,005,150
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.9)%
215	April 21 Puts on SPX
	Expiration: April 2021, Exercise Price $33.00	81,939,725	645,000
195	May 21 Puts on SPX
	Expiration: May 2021, Exercise Price $33.40	74,317,425	1,183,650
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,062,069)		1,828,650
	TOTAL OPTIONS WRITTEN (Premiums Received $4,904,065)		$3,833,800

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on February 28, 2021.
(e) All or a portion of this security is out on loan as of February 28, 2021.